UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2015

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 28, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.40%

Aerospace & Defense 6.64%

General Dynamics Corp.	201,200	$27,923
Lockheed Martin Corp.	184,961	37,001
Northrop Grumman Corp.	44,400	7,358
Raytheon Co.	54,500	5,928
United Technologies Corp.	526,800	64,222
Total		142,432

Air Freight & Logistics 0.67%

C.H. Robinson Worldwide, Inc.	91,200	6,776
FedEx Corp.	42,835	7,581
Total		14,357

Auto Components 0.84%

Johnson Controls, Inc.	352,500	17,911

Beverages 4.03%

Coca-Cola Co. (The)	770,179	33,349
PepsiCo, Inc.	536,002	53,053
Total		86,402

Capital Markets 1.62%

Eaton Vance Corp.	81,502	3,431
Franklin Resources, Inc.	508,857	27,392
SEI Investments Co.	90,879	3,911
Total		34,734

Chemicals 6.19%

Airgas, Inc.	47,400	5,556
Albemarle Corp.	209,842	11,871
Ecolab, Inc.	46,400	5,361
International Flavors & Fragrances, Inc.	81,600	9,949
Monsanto Co.	536,949	64,665
PPG Industries, Inc.	89,318	21,024
Valspar Corp. (The)	166,466	14,424
Total		132,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 28, 2015

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.10%

Republic Services, Inc.	52,500	$2,148

Communications Equipment 2.74%

QUALCOMM, Inc.	809,726	58,713

Diversified Telecommunication Services 4.64%

AT&T, Inc.	1,382,164	47,768
Verizon Communications, Inc.	1,045,500	51,700
Total		99,468

Electric: Utilities 4.31%

Edison International	315,300	20,258
NextEra Energy, Inc.	285,267	29,514
PPL Corp.	280,969	9,581
Westar Energy, Inc.	201,900	7,844
Xcel Energy, Inc.	712,900	25,151
Total		92,348

Electrical Equipment 0.53%

Emerson Electric Co.	195,688	11,334

Energy Equipment & Services 0.91%

Helmerich & Payne, Inc.	291,708	19,562

Food & Staples Retailing 8.55%

Costco Wholesale Corp.	143,200	21,045
CVS Health Corp.	495,500	51,468
Sysco Corp.	406,400	15,845
Wal-Mart Stores, Inc.	443,770	37,246
Walgreens Boots Alliance, Inc.	695,719	57,800
Total		183,404

Food Products 1.26%

Bunge Ltd.	182,171	14,898
General Mills, Inc.	144,100	7,751
McCormick & Co., Inc.	57,100	4,304
Total		26,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 28, 2015

Investments	Shares	Fair Value (000)
Gas Utilities 0.63%

AGL Resources, Inc.	43,300	$2,126
UGI Corp.	336,950	11,453
Total		13,579

Health Care Equipment & Supplies 3.51%

Becton, Dickinson & Co.	36,300	5,326
C.R. Bard, Inc.	97,197	16,440
Medtronic plc (Ireland)(a)	689,603	53,506
Total		75,272

Health Care Providers & Services 1.81%

Cardinal Health, Inc.	440,952	38,799

Hotels, Restaurants & Leisure 2.14%

McDonald’s Corp.	358,226	35,429
Yum! Brands, Inc.	129,700	10,520
Total		45,949

Household Durables 0.36%

Leggett & Platt, Inc.	171,633	7,732

Household Products 3.76%

Colgate-Palmolive Co.	281,600	19,943
Kimberly-Clark Corp.	277,315	30,410
Procter & Gamble Co. (The)	356,300	30,332
Total		80,685

Industrial Conglomerates 3.80%

3M Co.	483,210	81,493

Information Technology Services 3.04%

Automatic Data Processing, Inc.	117,300	10,421
International Business Machines Corp.	338,800	54,865
Total		65,286

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 28, 2015

Investments	Shares	Fair Value (000)
Insurance 3.95%

ACE Ltd. (Switzerland)(a)	406,121	$46,302
Aflac, Inc.	463,565	28,857
PartnerRe Ltd.	84,300	9,652
Total		84,811

Leisure Products 1.25%

Hasbro, Inc.	429,432	26,760

Machinery 3.98%

Caterpillar, Inc.	423,305	35,092
Illinois Tool Works, Inc.	65,000	6,426
Parker-Hannifin Corp.	209,500	25,703
Stanley Black & Decker, Inc.	137,200	13,492
Valmont Industries, Inc.	36,900	4,600
Total		85,313

Metals & Mining 0.43%

Nucor Corp.	196,000	9,218

Multi-Utilities 1.20%

Alliant Energy Corp.	46,000	2,926
Consolidated Edison, Inc.	169,400	10,696
SCANA Corp.	212,951	12,127
Total		25,749

Oil, Gas & Consumable Fuels 6.52%

Chevron Corp.	785,762	83,825
EOG Resources, Inc.	80,834	7,252
Occidental Petroleum Corp.	399,497	31,113
ONEOK, Inc.	398,500	17,638
Total		139,828

Pharmaceuticals 4.34%

AbbVie, Inc.	1,026,507	62,104
Johnson & Johnson	303,023	31,063
Total		93,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 28, 2015

Investments	Shares	Fair Value (000)
Professional Services 0.98%

Robert Half International, Inc.	339,600	$21,042

Road & Rail 2.30%

Norfolk Southern Corp.	352,818	38,514
Ryder System, Inc.	115,500	10,856
Total		49,370

Semiconductors & Semiconductor Equipment 1.93%

Microchip Technology, Inc.	586,467	30,068
Texas Instruments, Inc.	192,100	11,296
Total		41,364

Software 1.03%

Microsoft Corp.	501,300	21,982

Specialty Retail 5.69%

Best Buy Co., Inc.	407,400	15,522
Gap, Inc. (The)	210,200	8,744
Lowe’s Cos., Inc.	1,057,575	78,356
Ross Stores, Inc.	184,144	19,484
Total		122,106

Textiles, Apparel & Luxury Goods 1.63%

NIKE, Inc. Class B	233,400	22,668
VF Corp.	160,614	12,313
Total		34,981

Tobacco 1.71%

Altria Group, Inc.	419,615	23,620
Reynolds American, Inc.	172,200	13,022
Total		36,642

Trading Companies & Distributors 0.38%

MSC Industrial Direct Co., Inc. Class A	66,400	4,846
W.W. Grainger, Inc.	13,650	3,234
Total		8,080
Total Common Stocks (cost $1,922,301,549)		2,131,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 28, 2015

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.43%

Repurchase Agreement

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with Fixed Income Clearing Corp. collateralized by $8,675,000 of U.S. Treasury Note at 3.125% due 5/15/2019; value: $9,360,134; proceeds: $9,172,241 (cost $9,172,241)	$9,172	$9,172

Total Investments in Securities 99.83% (cost $1,931,473,790)		2,140,996

Other Assets in Excess of Liabilities(b) 0.17%		3,729

Net Assets 100.00%		$2,144,725

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at February 28, 2015:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2015	81	Long	$8,516,340	$248,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND February 28, 2015

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,131,824	$—	$—	$2,131,824
Repurchase Agreement	—	9,172	—	9,172
Total	$2,131,824	$9,172	$—	$2,140,996
Other Financial Instruments
Futures Contracts
Assets	$248	$—	$—	$248
Liabilities	—	—	—	—
Total	$248	$—	$—	$248

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended February 28, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.42%

Aerospace & Defense 1.75%

B/E Aerospace, Inc.*	134,784	$8,564
TransDigm Group, Inc.	20,506	4,447
Total		13,011

Airlines 1.24%

United Continental Holdings, Inc.*	141,843	9,245

Automobiles 1.19%

Harley-Davidson, Inc.	138,787	8,823

Beverages 1.56%

Monster Beverage Corp.*	81,847	11,550

Biotechnology 3.72%

Alkermes plc (Ireland)*(a)	61,356	4,310
BioMarin Pharmaceutical, Inc.*	51,709	5,536
Incyte Corp.*	23,024	1,977
Isis Pharmaceuticals, Inc.*	27,129	1,860
Medivation, Inc.*	23,033	2,707
Pharmacyclics, Inc.*	23,875	5,155
Vertex Pharmaceuticals, Inc.*	51,040	6,096
Total		27,641

Building Products 2.23%

Fortune Brands Home & Security, Inc.	178,936	8,289
Lennox International, Inc.	79,640	8,303
Total		16,592

Capital Markets 3.47%

Affiliated Managers Group, Inc.*	56,267	12,177
Eaton Vance Corp.	64,410	2,712
Invesco Ltd.	95,479	3,845
TD Ameritrade Holding Corp.	194,953	7,071
Total		25,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2015

Investments	Shares	Fair Value (000)
Chemicals 1.64%

Huntsman Corp.	137,339	$3,085
RPM International, Inc.	179,794	9,088
Total		12,173

Commercial Services & Supplies 2.25%

Stericycle, Inc.*	72,721	9,815
Tyco International plc	164,260	6,935
Total		16,750

Communications Equipment 0.44%

F5 Networks, Inc.*	19,787	2,337
Palo Alto Networks, Inc.*	6,376	907
Total		3,244

Containers & Packaging 0.47%

Owens-Illinois, Inc.*	134,374	3,515

Distributors 1.37%

LKQ Corp.*	414,884	10,196

Diversified Financial Services 2.59%

Intercontinental Exchange, Inc.	43,596	10,261
Moody’s Corp.	92,276	8,945
Total		19,206

Electrical Equipment 1.49%

AMETEK, Inc.	101,331	5,385
Rockwell Automation, Inc.	48,750	5,705
Total		11,090

Food & Staples Retailing 1.74%

Rite Aid Corp.*	595,399	4,751
Whole Foods Market, Inc.	144,439	8,160
Total		12,911

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2015

Investments	Shares	Fair Value (000)
Food Products 2.58%

Hershey Co. (The)	91,281	$9,473
Keurig Green Mountain, Inc.	19,594	2,500
Mead Johnson Nutrition Co.	68,801	7,208
Total		19,181

Health Care Equipment & Supplies 3.93%

Align Technology, Inc.*	79,706	4,571
C.R. Bard, Inc.	50,390	8,523
Cooper Cos., Inc. (The)	28,911	4,741
St. Jude Medical, Inc.	52,698	3,514
Zimmer Holdings, Inc.	65,380	7,871
Total		29,220

Health Care Providers & Services 2.87%

AmerisourceBergen Corp.	84,335	8,666
Cardinal Health, Inc.	31,227	2,748
Centene Corp.*	87,826	5,398
Omnicare, Inc.	59,161	4,540
Total		21,352

Health Care Technology 1.15%

Cerner Corp.*	118,549	8,543

Hotels, Restaurants & Leisure 4.54%

Dunkin’ Brands Group, Inc.	103,187	4,835
Hilton Worldwide Holdings, Inc.*	335,562	9,486
Norwegian Cruise Line Holdings Ltd.*	174,666	8,615
Panera Bread Co. Class A*	23,965	3,869
Shake Shack, Inc. Class A*	8,837	381
Starwood Hotels & Resorts Worldwide, Inc.	81,408	6,540
Total		33,726

Household Durables 1.80%

Tempur Sealy International, Inc.*	95,183	5,474
Whirlpool Corp.	37,119	7,867
Total		13,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2015

Investments	Shares	Fair Value (000)
Household Products 1.11%

Church & Dwight Co., Inc.	96,878	$8,248

Industrial Conglomerates 1.28%

Roper Industries, Inc.	56,921	9,538

Information Technology Services 2.75%

Booz Allen Hamilton Holding Corp.	118,578	3,529
Fiserv, Inc.*	101,069	7,890
FleetCor Technologies, Inc.*	23,024	3,533
Vantiv, Inc. Class A*	147,758	5,465
Total		20,417

Insurance 0.48%

Lincoln National Corp.	61,757	3,560

Internet & Catalog Retail 1.59%

Expedia, Inc.	128,336	11,775

Internet Software & Services 5.02%

Akamai Technologies, Inc.*	152,762	10,619
LinkedIn Corp. Class A*	54,413	14,539
Rackspace Hosting, Inc.*	96,240	4,780
Twitter, Inc.*	153,408	7,376
Total		37,314

Leisure Products 1.16%

Hasbro, Inc.	137,722	8,582

Life Sciences Tools & Services 1.32%

Agilent Technologies, Inc.	98,182	4,144
Quintiles Transnational Holdings, Inc.*	87,398	5,679
Total		9,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2015

Investments	Shares	Fair Value (000)
Machinery 3.82%

IDEX Corp.	106,688	$8,243
Ingersoll-Rand plc (Ireland)(a)	95,610	6,424
ITT Corp.	124,022	5,094
Middleby Corp. (The)*	62,774	6,692
SPX Corp.	21,430	1,910
Total		28,363

Multi-Line Retail 3.76%

Dollar General Corp.*	151,890	11,030
Dollar Tree, Inc.*	117,340	9,350
Nordstrom, Inc.	94,139	7,572
Total		27,952

Oil, Gas & Consumable Fuels 1.13%

Antero Resources Corp.*	48,992	1,933
EQT Corp.	32,083	2,561
Memorial Resource Development Corp.*	131,260	2,692
Rice Energy, Inc.*	61,411	1,202
Total		8,388

Pharmaceuticals 3.32%

Mallinckrodt plc*	57,651	6,729
Mylan, Inc.*	160,004	9,172
Perrigo Co. plc (Ireland)(a)	56,585	8,741
Total		24,642

Professional Services 2.99%

IHS, Inc. Class A*	14,903	1,752
Robert Half International, Inc.	148,443	9,197
Verisk Analytics, Inc. Class A*	156,393	11,231
Total		22,180

Real Estate Investment Trusts 1.98%

Crown Castle International Corp.	103,632	8,944
Extra Space Storage, Inc.	44,492	2,927
Ventas, Inc.	38,233	2,847
Total		14,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2015

Investments	Shares	Fair Value (000)
Real Estate Management & Development 1.08%

CBRE Group, Inc. Class A*	234,564	$8,036

Road & Rail 1.24%

J.B. Hunt Transport Services, Inc.	107,573	9,197

Semiconductors & Semiconductor Equipment 2.90%

Avago Technologies Ltd. (Singapore)(a)	117,058	14,939
Cavium, Inc.*	96,730	6,625
Total		21,564

Software 7.15%

Activision Blizzard, Inc.	339,777	7,924
Electronic Arts, Inc.*	179,345	10,255
FireEye, Inc.*	200,344	8,869
Fortinet, Inc.*	247,200	8,308
ServiceNow, Inc.*	124,757	9,514
Splunk, Inc.*	81,136	5,457
Tableau Software, Inc. Class A*	30,019	2,822
Total		53,149

Specialty Retail 6.57%

Advance Auto Parts, Inc.	19,189	2,973
AutoZone, Inc.*	23,509	15,109
L Brands, Inc.	72,865	6,693
Tiffany & Co.	50,406	4,447
Tractor Supply Co.	117,418	10,347
Ulta Salon, Cosmetics & Fragrance, Inc.*	65,737	9,253
Total		48,822

Technology Hardware, Storage & Peripherals 0.52%

Stratasys Ltd.*	62,732	3,893

Textiles, Apparel & Luxury Goods 3.18%

Ralph Lauren Corp.	36,233	4,979
Under Armour, Inc. Class A*	68,266	5,257
VF Corp.	174,987	13,414
Total		23,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2015

Investments	Shares	Fair Value (000)
Wireless Telecommunication Services 1.05%

SBA Communications Corp. Class A*	62,476	$7,791
Total Common Stocks (cost $581,520,516)		738,717

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.10%

Repurchase Agreement

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with Fixed Income Clearing Corp. collateralized by $720,000 of U.S. Treasury Note at 3.125% due 5/15/2019; value: $776,864; proceeds: $758,958 (cost $758,958)	$759	759

Total Investments in Securities 99.52% (cost $582,279,474)		739,476

Other Assets in Excess of Liabilities 0.48%		3,558

Net Assets 100.00%		$743,034

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – GROWTH OPPORTUNITIES FUND February 28, 2015

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$738,717	$—	$—	$738,717
Repurchase Agreement	—	759	—	759
Total	$738,717	$759	$—	$739,476

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended February 28, 2015.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2015

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.10%

Aerospace & Defense 4.05%

Astronics Corp.*	199,474	$13,875
Hexcel Corp.	642,800	30,584
Teledyne Technologies, Inc.*	227,300	22,919
Total		67,378

Auto Components 0.46%

Gentherm, Inc.*	164,600	7,646

Banks 11.33%

City National Corp.	36,600	3,307
Columbia Banking System, Inc.	458,000	12,906
PacWest Bancorp	461,900	21,171
PrivateBancorp, Inc.	721,900	25,072
Renasant Corp.	582,309	16,584
Signature Bank*	201,400	24,843
South State Corp.	517,749	34,964
SVB Financial Group*	147,100	18,079
Western Alliance Bancorp*	1,105,347	31,381
Total		188,307

Building Products 3.32%

Advanced Drainage Systems, Inc.	754,700	20,490
Caesarstone Sdot-Yam Ltd. (Israel)(a)	281,275	18,398
Patrick Industries, Inc.*	295,215	16,311
Total		55,199

Capital Markets 2.41%

Ares Management LP	680,096	13,806
HFF, Inc. Class A	117,400	4,177
Stifel Financial Corp.*	404,500	22,154
Total		40,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2015

Investments	Shares	Fair Value (000)
Chemicals 3.58%

Minerals Technologies, Inc.	564,800	$41,360
PolyOne Corp.	458,100	18,205
Total		59,565

Commercial Services & Supplies 0.72%

Mobile Mini, Inc.	221,700	9,198
Multi-Color Corp.	41,359	2,824
Total		12,022

Construction & Engineering 2.27%

AECOM*	5,349	161
EMCOR Group, Inc.	461,300	20,311
Primoris Services Corp.	838,000	17,305
Total		37,777

Containers & Packaging 2.03%

AptarGroup, Inc.	247,800	16,323
Berry Plastics Group, Inc.*	508,600	17,450
Total		33,773

Distributors 1.67%

Core-Mark Holding Co., Inc.	394,200	27,720

Electric: Utilities 1.44%

IDACORP, Inc.	381,300	23,877

Electronic Equipment, Instruments & Components 2.87%

Cognex Corp.*	218,047	9,744
Littelfuse, Inc.	258,100	25,893
Rogers Corp.*	153,239	11,996
Total		47,633

Energy Equipment & Services 0.99%

Bristow Group, Inc.	264,369	16,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2015

Investments	Shares	Fair Value (000)
Food & Staples Retailing 0.70%

Casey’s General Stores, Inc.	132,300	$11,609

Food Products 3.68%

Darling Ingredients, Inc.*	639,650	11,143
Diamond Foods, Inc.*	659,200	17,765
Pinnacle Foods, Inc.	887,700	32,224
Total		61,132

Gas Utilities 0.85%

South Jersey Industries, Inc.	250,000	14,170

Health Care Equipment & Supplies 1.60%

Align Technology, Inc.*	147,791	8,476
West Pharmaceutical Services, Inc.	330,500	18,085
Total		26,561

Health Care Providers & Services 4.14%

ExamWorks Group, Inc.*	404,900	16,358
HealthSouth Corp.	599,500	26,054
MEDNAX, Inc.*	255,400	18,253
Team Health Holdings, Inc.*	137,700	8,162
Total		68,827

Hotels, Restaurants & Leisure 3.30%

Cheesecake Factory, Inc. (The)	374,746	17,808
Denny’s Corp.*	1,983,100	22,826
Jack in the Box, Inc.	147,000	14,213
Total		54,847

Household Durables 0.60%

Helen of Troy Ltd.*	130,000	9,961

Household Products 0.96%

WD-40 Co.	197,100	16,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2015

Investments	Shares	Fair Value (000)
Information Technology Services 4.54%

Acxiom Corp.*	96,822	$1,936
Cardtronics, Inc.*	389,100	14,237
iGATE Corp.*	215,900	9,241
Jack Henry & Associates, Inc.	325,800	21,340
MAXIMUS, Inc.	485,505	28,756
Total		75,510

Insurance 3.75%

Allied World Assurance Co. Holdings AG (Switzerland)(a)	513,000	20,751
AmTrust Financial Services, Inc.	197,100	10,623
Argo Group International Holdings Ltd.	87,120	4,174
HCC Insurance Holdings, Inc.	479,400	26,789
Total		62,337

Machinery 1.33%

Barnes Group, Inc.	550,529	22,032

Marine 0.54%

Kirby Corp.*	116,174	8,955

Media 1.52%

Cinemark Holdings, Inc.	618,700	25,193

Metals & Mining 2.06%

Allegheny Technologies, Inc.	527,200	17,746
Reliance Steel & Aluminum Co.	288,800	16,464
Total		34,210

Oil, Gas & Consumable Fuels 2.76%

Carrizo Oil & Gas, Inc.*	272,600	12,973
Parsley Energy, Inc.	271,500	3,921
Parsley Energy, Inc. Class A*	573,000	8,532
Rice Energy, Inc.*	425,817	8,338
Sanchez Energy Corp.*	907,375	12,159
Total		45,923

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2015

Investments	Shares	Fair Value (000)
Paper & Forest Products 2.14%

Boise Cascade Co.*	309,200	$11,011
KapStone Paper and Packaging Corp.	712,100	24,539
Total		35,550

Real Estate Investment Trusts 7.05%

CoreSite Realty Corp.	408,400	19,375
First Industrial Realty Trust, Inc.	1,126,930	23,981
LaSalle Hotel Properties	402,400	15,661
Pebblebrook Hotel Trust	506,500	24,606
Retail Opportunity Investments Corp.	1,033,900	17,318
STAG Industrial, Inc.	650,600	16,232
Total		117,173

Real Estate Management & Development 2.04%

Kennedy-Wilson Holdings, Inc.	1,264,400	33,835

Road & Rail 1.69%

Ryder System, Inc.	298,500	28,056

Semiconductors & Semiconductor Equipment 4.49%

Spansion, Inc. Class A*	570,600	20,587
Synaptics, Inc.*	344,601	29,619
Teradyne, Inc.	1,261,500	24,372
Total		74,578

Software 2.75%

Mentor Graphics Corp.	1,200,200	28,157
Rovi Corp.*	708,900	17,637
Total		45,794

Specialty Retail 3.85%

American Eagle Outfitters, Inc.	805,800	12,063
ANN, Inc.*	470,300	16,888
Express, Inc.*	653,600	9,033
Francesca’s Holdings Corp.*	636,600	9,543
Penske Automotive Group, Inc.	333,000	16,427
Total		63,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2015

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripherals 1.77%

Electronics for Imaging, Inc.*	724,900	$29,431

Textiles, Apparel & Luxury Goods 0.65%

Steven Madden Ltd.*	49,196	1,796
Wolverine World Wide, Inc.	296,100	9,049
Total		10,845

Thrifts & Mortgage Finance 0.88%

Essent Group Ltd.*	627,300	14,566

Trading Companies & Distributors 0.32%

WESCO International, Inc.*	77,000	5,346

Total Common Stocks (cost $1,110,329,389)		1,613,808

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.94%

Repurchase Agreement

Repurchase Agreement dated 2/27/2015, Zero Coupon due 3/2/2015 with Fixed Income Clearing Corp. collateralized by $24,150,000 of U.S. Treasury Note at 1.50% due 5/31/2019 and $7,950,000 of U.S. Treasury Note at 3.125% due 5/15/2019; value: $32,878,813; proceeds: $32,233,953 (cost $32,233,953)	$32,234	32,234
Total Investments in Securities 99.04% (cost $1,142,563,342)		1,646,042

Other Assets in Excess of Liabilities 0.96%		16,027

Net Assets 100.00%		$1,662,069

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT RESEARCH FUND, INC. – SMALL CAP VALUE FUND February 28, 2015

The following is a summary of the inputs used as of February 28, 2015 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Oil, Gas & Consumable Fuels	$42,002	$3,921	$—	$45,923
Remaining Industries	1,567,885	—	—	1,567,885
Repurchase Agreement	—	32,234	—	32,234
Total	$1,609,887	$36,155	$—	$1,646,042

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended February 28, 2015.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of three separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Futures Contracts-Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller

Notes to Schedule of Investments (unaudited)(concluded)

of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2015 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of February 28, 2015, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$1,936,349,943	$585,358,631	$1,142,856,774
Gross unrealized gain	253,451,434	158,982,150	516,591,616
Gross unrealized loss	(48,805,122)	(4,864,681)	(13,406,509)
Net unrealized security gain	$204,646,312	$154,117,469	$503,185,107

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Calibrated Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts during the period ended February 28, 2015 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of February 28, 2015, Calibrated Dividend Growth Fund had index futures contracts with a cumulated unrealized appreciation of $248,307, which is included on the Schedule of Investments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: April 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: April 24, 2015

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 24, 2015